Fair values of financial assets and financial liabilities - Not measured at fair value (Details) - Not measured at fair value - AUD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Fair values of financial assets and financial liabilities
Financial assets	$ 897,869	$ 887,943	$ 880,206
Financial assets, Fair Value	895,290	883,598	874,707
Financial liabilities	881,258	863,901	854,135
Financial liabilities, Fair Value	883,449	864,397	853,407
Collateral received
Fair values of financial assets and financial liabilities
Financial liabilities	2,534	3,525	3,577
Financial liabilities, Fair Value	2,534	3,525	3,577
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities	650,953	640,948	627,583
Financial liabilities, Fair Value	651,550	641,330	627,823
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities	34,116	32,901	48,653
Financial liabilities, Fair Value	34,116	32,901	48,653
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities	156,375	153,351	143,297
Financial liabilities, Fair Value	156,705	153,129	142,666
Loan capital
Fair values of financial assets and financial liabilities
Financial liabilities	37,280	33,176	31,025
Financial liabilities, Fair Value	38,544	33,512	30,688
Cash and balances with central banks
Fair values of financial assets and financial liabilities
Financial assets	95,907	102,522	117,886
Financial assets, Fair Value	95,907	102,522	117,886
Collateral paid
Fair values of financial assets and financial liabilities
Financial assets	4,671	4,535	4,093
Financial assets, Fair Value	4,671	4,535	4,093
Investment securities
Fair values of financial assets and financial liabilities
Financial assets	1,200	1,432	1,083
Financial assets, Fair Value	1,200	1,432	1,083
Loans
Fair values of financial assets and financial liabilities
Financial assets	784,825	773,235	749,801
Financial assets, Fair Value	782,246	768,890	744,302
Other financial assets
Fair values of financial assets and financial liabilities
Financial assets	11,266	6,219	7,343
Financial assets, Fair Value	$ 11,266	$ 6,219	$ 7,343